Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Auditor Name	Ernst & Young Auditores Independentes S.S. Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1448
Entity File Number	001-40628
Entity Registrant Name	Zenvia Inc.
Entity Central Index Key	0001836934
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Avenida Paulista
Entity Address, Address Line Two	2300, 18th Floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01310-300
Entity Address, Country	BR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	28,269,709
Title of 12(b) Security	Class A common shares, nominal value of US$0.00005
Trading Symbol	ZENV
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document and Entity Information
Contact Personnel Name	Shay Chor
Contact Personnel Email Address	shay.chor@zenvia.com
Contact Personnel Fax Number	55 11 99904-5082
Entity Address, Address Line One	Avenida Paulista
Entity Address, Address Line Two	2300, 18th Floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01310-300
Entity Address, Country	BR